Net interest income (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated and separate financial statements [line items]
Net interest income
	2018	2017	2016
	£m	£m	£m
Cash and balances at central banks	919	214	109
Loans and advances at amortised cost	5,554	5,951	7,060
Financial investments	-	385	371
Fair value through other comprehensive income	662	-	-
Other	324	367	(649)
Interest income	7,459	6,917	6,891
Deposits at amortised cost	(1,591)	(936)	(1,227)
Debt securities in issue	(493)	(461)	(374)
Subordinated liabilities	(1,397)	(1,225)	(988)
Other	(848)	(419)	474
Interest expense	(4,329)	(3,041)	(2,115)
Net interest income	3,130	3,876	4,776